Redemption Premium in Transit (Details)		3 Months Ended	9 Months Ended		12 Months Ended
	Mar. 01, 2019 USD ($)	Feb. 28, 2019 USD ($)	Feb. 28, 2019 USD ($)	Feb. 28, 2018 USD ($)	May 31, 2018 USD ($)	May 31, 2017 USD ($)
Redemption Premium in Transit (Details) [Line Items]
Number of Notes	2	2
Other Assets, Current	$ 964,788	$ 964,788	$ 964,788		$ 0	$ 0
Repayments of Convertible Debt			$ 37,500	$ 0	$ 500,000	$ 329,166
YA II PN Note [Member]
Redemption Premium in Transit (Details) [Line Items]
Debt, Redemption Premium	62,500	62,500
YA II PN Note [Member] | Principal [Member]
Redemption Premium in Transit (Details) [Line Items]
Repayments of Convertible Debt	250,000	250,000
YA II PN Note [Member] | Accrued Interest [Member]
Redemption Premium in Transit (Details) [Line Items]
Repayments of Convertible Debt	2,630	2,630
YA II PN Note #2 [Member]
Redemption Premium in Transit (Details) [Line Items]
Debt, Redemption Premium	125,000	125,000
YA II PN Note #2 [Member] | Principal [Member]
Redemption Premium in Transit (Details) [Line Items]
Repayments of Convertible Debt	500,000	500,000
YA II PN Note #2 [Member] | Accrued Interest [Member]
Redemption Premium in Transit (Details) [Line Items]
Repayments of Convertible Debt	$ 24,658	$ 24,658